Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Portion of unrecognized tax benefit that, if recognized, would impact the effective tax rate	$ 3,000,000
Excess tax benefits recognized related to employee stock option exercises and vested restricted stock awards	500,000	100,000
Consolidated income (loss) subject to tax	19,000,000	5,000,000	(50,300,000)
Cash paid for income taxes	1,056,000	1,233,000	1,899,000
Operating loss carryforwards	160,000,000
Expiration years of net operating loss carryforwards	2027 to 2032
Net operating losses generated during period	26,200,000
Net deferred tax asset related to tax credit carryforwards	8,200,000
Tax Credit Carryforward, Expiration Date	2012 to 2031
Net deferred tax asset related to credits	$ 6,500,000